Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0